Charter arrangements, Contract Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Contract balances [Abstract]
Deferred shipping revenues	$ 11,397	$ 6,139	$ 4,394
Capitalized voyage expenses	1,684	2,450	2,549
Impairment losses	0	0	0
Voyage in Progress at the End of December 31, 2025 [member]
Contract balances [Abstract]
Amortisation expense	1,810
Voyage in Progress at the End of December 31, 2024 [Member]
Contract balances [Abstract]
Amortisation expense	$ 2,450	2,027
Voyage in Progress at the End of December 31, 2023 [Member]
Contract balances [Abstract]
Amortisation expense		$ 2,549	2,264
Voyage in Progress at the End of December 31, 2022 [Member]
Contract balances [Abstract]
Amortisation expense			$ 2,799